5. CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2017
Critical Accounting Estimates And Judgments
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of financial statements requires the Company’s Management to make future estimates and assessments, to apply critical judgment and to establish assumptions affecting the application of accounting policies and the amounts of disclosed assets and liabilities, income and expenses.

The applied estimates and accounting judgments are evaluated on a continuous basis and are based on past experiences and other reasonable factors under the existing circumstances. Actual future results might differ from the estimates and evaluations made at the date of preparation of these consolidated financial statements. The estimates which have a significant risk of producing adjustments on the amounts of the assets and liabilities during the following year are detailed below:

5.1 Impairment of non-financial assets

Non-financial assets, including identifiable intangible assets, are reviewed for impairment at the lowest level for which there are separately identifiable cash flows (CGU). For this purpose, each asset group with independent cash flows, each subsidiary, associate and each jointly controlled company has been considered a single CGU, as all of their assets jointly contribute to the generation of cash inflows, which are derived from a single service or product; thus cash inflows cannot be attributed to individual assets.

In order to evaluate if there is evidence that a CGU could be affected, both external and internal sources of information are analyzed. Specific facts and circumstances are considered, which generally include the discount rate used in the estimates of the future cash flows of each CGU and the business condition as regards economic and market factors, such as the cost of raw materials, oil and gas, the regulatory framework for the energy industry (mainly the RTI / CMM and recognition of expected prices), the projected capital investments and the evolution of the energy demand.

The value in use of each CGU is estimated on the basis of the present value of future net cash flows that these units will generate. The Company Management uses approved budgets up to one year as the base for cash flow projections that are latter extrapolated into a term consistent with the assets’ remaining useful life, taking into consideration the appropriate discount rates. Discount rates used to discount future net cash flows is WACC, for each asset or CGU a specific WACC was determined which considered the business segment and the country conditions where the operations are performed. In order to calculate the fair value less the costs to sale, the Company Management uses the estimated value of the future cash flows that a market participant could generate from the appropriate CGU, and deducts the necessary costs to carry out the sale of the corresponding CGU.

The Company Management is required to make judgments at the moment of the future cash flow estimation. The actual cash flows and the values may differ significantly from the expected future cash flows and the related values obtained through discount techniques.

5.1.1 Impairment of property, plant and equipment and intangible assets associated with the subsidiary Edenor

As of December 31, 2011, the Company has recorded impairment losses for property, plant and equipment and intangible assets associated with its investment in Edenor resulting from the assessment of their recoverable value. Depreciation losses totaled up $ 648 million before income tax.

As of the date of issuance of these financial statements, Pampa has assessed all factors included in IAS 36 and considers that the effective implementation of the comprehensive tariff review process that implied increases in the applicable rates by Edenor during 2017 represents an indication that the impairment losses recognized in prior years may no longer exist. For this reason, Edenor has prepared its projections for the sole purpose of analyzing the recoverability of the impairment recorded by the Company

Cash flows are prepared on the basis of estimates concerning the future performance of certain variables that are sensitive to the determination of the recoverable amount, measured as the value in use, among which the following can be noted: (i) nature, opportunity and modality of electricity rate increases and/or cost adjustment recognition; (ii) demand for electricity projections; (iii) evolution of the costs to be incurred; (iv) investment needs in accordance with the service quality levels required by the regulatory authority, and (v) macroeconomic variables, such as growth rates, inflation rates and foreign currency exchange rates.

Edenor has elaborated its projections as from the implementation of ENRE Resolution No. 63/17, which established the new tariff schemes applicable as from February 1, 2017, that fixed Edenor's remuneration and the tariff adjustment mechanism for the next 5 years (Note 2.3). Given that the main variable is the electricity rate, and such rate is supported by the approved electricity rate schedule, Edenor has prepared only one scenario, considering the most pessimistic situation when estimating the variables with greater impact (Resolution of regulatory matters) and its best estimate for the other variables with lower incidence.

In order to determine the scenario mentioned in the preceding paragraph, Edenor has considered the following:

i.	Nature, opportunity, and modality of electricity rate increases and / or cost adjustments recognition: Electricity rate increases as resolved in the RTI process;
ii.	Settlement of regulatory liabilities: Edenor has considered to use the final surplus of its annual cash flows until these liabilities are settled;
iii.	Electricity demand growth: 3% per year;
iv.	Development of costs to be incurred: mainly based on the expected level of inflation;
v.	Investments for infrastructure maintenance: in accordance with the service quality levels required by the regulator in the RTI;
vi.	Inflation rate;
vii.	Exchange rate.
viii.	The discount rate (WACC) in pesos varies for each year of the projection. For the first 5 years, the average of these rates is 23%.

As a result of the gradual restructuring of Edenor's economic-financial situation detailed in Note 41, the Company has reversed the impairment losses recognized in previous years and has recorded a gain of $ 461 million in property, plant and equipment net of depreciation expense and a gain of $ 82 million in intangible assets, net of depreciation expense, before income tax.

5.1.2 Impairment of goodwill

As a result of the acquisition of PPSL, the Company has recognized a goodwill of $ 994 million that has been allocated, for the purpose of impairment testing, to the oil and gas business segment regarding future synergies of combined business and assembled workforce.

For the purpose to determine the value in use of the segment, the Company prepared the cash flows on the basis of estimates concerning proved oil and gas reserves (developed and to be developed) and probable reserves, according to the reports of oil and gas reserves prepared by the Company and the projection period was determined based on the end of the respective concession contracts. In addition, the Company has made estimates concerning the future performance of certain variables that are sensitive to the determination of the recoverable amount, among which are: (i) reserve levels and production; (ii) sales price evolution; (iii) operating costs evolution; (iv) investment needs and; (V) macroeconomic variables such as inflation rates, foreign currency exchange rate. The WACC discount rate in U.S. dollars used amounted to 10.8%

As a result of the oil and gas business segment impairment test, the Company concluded that the assets in the oil and gas segment, considered as a whole do not exceed the recoverable value, measured as the value in use as of December 31, 2017.

5.2 Current and deferred Income tax / Minimum notional income tax

The Company Management has to regularly assess the positions stated in the tax returns as regards those situations where the applicable tax regulations are subject to interpretation and, if necessary, establish provisions according to the estimated amount that the Company will have to pay to the tax authorities. When the final tax result of these items differs from the amounts initially acknowledged, those differences will have an effect on the income tax and on the deferred tax provisions in the fiscal year when such determination is made.

There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes liabilities for eventual tax claims based on estimates of whether additional taxes will be due in the future.

Deferred tax assets are reviewed at each reporting date and reduced in accordance with the probability that the sufficient taxable base will be available to allow for the total or partial recovery of these assets. Deferred tax assets and liabilities are not discounted. In assessing the realization of deferred tax assets, Management considers that it is likely that a portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in the periods in which these temporary differences become deductible. To make this assessment, Management takes into consideration the scheduled reversal of deferred tax liabilities, the projections of future taxable income and tax planning strategies.

As a result of the recoverability analysis performed, as of December 31, 2016, the Company and certain subsidiaries have derecognized the liability related to the application of the provisions of the “Hermitage” decision to the determination of the minimum notional income tax liability. This has been applied to all periods in which the Company had evidenced tax losses, and resulted in the recognition of income for $ 123 and $ 88 million disclosed under the lines “Income tax and minimum notional income tax” and “Financial expense” within the Consolidated Statement of Comprehensive of Income / (Loss), respectively, as the tax credit had not been previously recognized.

To such effect, the Company has used the following grounds:

a)	several previous cases within the Group where Courts has ruled in favor of the Company’s allegation according to the criterion established by the “Hermitage” decision;
b)	the completion of tax audits for periods in which certain subsidiaries of the Group have applied the criterion established by the “Hermitage” ruling;
c)	and lastly, the abrogation of the tax pursuant to Section 76 of Act No. 27,260 (Tax Transparency) for fiscal years beginning as from January 1, 2019, which evidences the Treasury's position on the continuation of proceedings as the one brought against the Company.

Additionally, the Company has recognized an income of $ 23 million for the recognition of the tax credit for minimum notional income tax paid in previous years. The Company considers it is probable that it will generate future taxable income to use this tax credits within the statutory limitation period, as a result of corporate reorganizations described.

5.3 Contingencies

The Company is subject to various claims, lawsuits and other legal proceedings that arise during the ordinary course of its business. The Company’s liabilities with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Periodically, the Company reviews the status of each contingency and assesses potential financial liability, applying the criteria indicated in Note 4.24, for which elaborates the estimates mainly with the assistance of legal advisors, based on information available to the Management at financial statements date, and taking into account our litigation and resolution/settlement strategies.

Contingencies include outstanding lawsuits or claims for possible damages to third parties in the ordinary course of the Company’s business, as well as third party claims arising from disputes concerning the interpretation of legislation.

The Company evaluates whether there would be additional expenses directly associated to the ultimate resolution of each contingency, which will be included in the provision if they may be reasonably estimated.

However, if the Company´s Management estimates are not correct, current provisions might be inadequate and could have an adverse effect on the Company’s results of operations, financial position and cash flows.

5.4 Asset retirement obligations

Asset retirement obligations after completion of operations require the Company’s Management to estimate the number of wells, long-term well abandonment costs and the time remaining until abandonment. Technology, costs and political, environmental and safety considerations constantly change and may result in differences between actual future costs and estimates.

Asset retirement obligations estimates are adjusted when it is justified by changes in the evaluation criteria or at least once a year.

5.5 Allowance for doubtful accounts

The Group is exposed to losses for uncollectible receivables. The Company Management estimates the final collectability of the accounts receivable.

The allowance for doubtful accounts is assessed based on the historical level of both the balances written off as an expense and the default balances. In the case of the distribution of energy segment, a delinquent balance comprises all such debt arising from the bills for electricity consumption that remain unpaid 7 working days after their due dates for small-demand (tariff 1) customers, for medium and large-demand (tariff 2 and 3) customers. Edenor´s Management records an allowance applying an uncollectibility rate for each customer category, based on the historical comparison of collections made against the default balances of each customer category.

In order to estimate collections related to the energy generation segment we mainly consider the ability of CAMMESA to meet its payment obligations to generators, and the resolutions issued by SE, which allow the Company to collect its credits with CAMMESA through different mechanisms.

Additionally, Management analyzes the allowance for uncollectible receivables of the remaining accounts receivables of the segment based on an individual analysis of recoverability of receivables of the WEM debtors.

Future adjustments to the allowance may be necessary if future economic conditions differ substantially from the assumptions used in the assessment for each year.

5.6 Actuarial assumptions in defined benefit plans

Actuarial commitments with defined benefit plans to employees are recognized as liabilities in the statement of financial position based on actuarial estimates revised annually by an independent actuary, using the projected unit credit method.

The present value of pension plan obligations depends on multiple factors that are determined according to actuarial estimates which are revised annually by an independent actuary, net of the fair value of the plan assets, when applicable. For this purpose, certain assumptions are used including the discount rate and wage growth rate assumptions.

5.7 ENRE Penalties and discounts

Edenor considers its applicable accounting policy for the recognition of ENRE penalties and discounts critical because it depends on penalizable events, which are valued on the basis of management best estimate of the expenditure required to settle the present obligation at the date of these financial statements. The balances of ENRE penalties and discounts are adjusted in accordance with the regulatory framework applicable thereto and have been estimated based on Edenor’s estimate of the outcome of the RTI process described in Note 2.3.

5.8 Revenue recognition

In the distribution of energy business segment, revenue is recognized on an accrual basis upon delivery to customers, which includes the estimated amount of unbilled distribution of electricity at the end of each year. We consider our accounting policy for the recognition of estimated revenue critical because it depends on the amount of electricity effectively delivered to customers which is valued on the basis of applicable tariffs. Unbilled revenue is classified as current trade receivables.

In the oil and gas business segment, the fair value of the consideration receivable corresponding to revenues from gas sales to Distributors is recognized based on the volume of gas delivered and the price established by the SE (in accordance with applicable resolutions).

5.9 Oil and gas reserves

Reserves mean oil and gas volumes (in m3 of oil equivalent) that are economically producible, in the areas where the Company operates or has a (direct or indirect) interest and over which the Company has exploitation rights, including oil and gas volumes related to those service agreements under which the Company has no ownership rights on the reserves or the hydrocarbons obtained and those estimated to be produced for the contracting company under service contracts.

There are numerous uncertainties in estimating proved reserves and future production profiles, development costs and prices, including several factors beyond the producer’s control. Reserve engineering is a subjective process of estimating underground accumulations involving a certain degree of uncertainty. Reserves estimates depend on the quality of the available engineering and geological data as of the estimation date and on the interpretation and judgment thereof.

Reserve estimates are adjusted when so justified by changes in the evaluation criteria or at least once a year. These reserve estimates are based on the reports of oil and gas consulting professionals.

The Company uses the information obtained from the calculation of reserves in the determination of depreciation of assets used in the areas of oil and gas, as well as assessing the recoverability of these assets (Notes 4.7 and 4.8).

5.10 Environmental remediation

The costs incurred to limit, neutralize or prevent environmental pollution are only capitalized if at least one of the following conditions is met: (a) such costs relate to improvements in safety; (b) the risk of environmental pollution is prevented or limited; or (c) the costs are incurred to prepare the assets for sale and the book value (which considers those costs) of such assets does not exceed their respective recoverable value.

Liabilities related to future remediation costs are recorded when, on the basis of environmental assessments, such liabilities are probable to materialize, and costs can be reasonably estimated. The actual recognition and amount of these provisions are generally based on the Company’s commitment to an action plan, such as an approved remediation plan or the sale or disposal of an asset. The provision is recognized on the basis that a future remediation commitment will be required.

The Company measures liabilities based on its best estimation of present value of future costs, using currently available technology and applying current environmental laws and regulations as well as the Company’s own internal environmental policies.

5.11 Business Combinations

The acquisition method involves the measurement at fair value of the identifiable assets acquired and the liabilities assumed in the business combination at the acquisition date.

For the purpose to determine the fair value of identifiable assets, the Company uses the valuation approach considered the most representative for each asset. These include the i) income approach, through indirect cash flows (net present value of expected future cash flows) or through the multi-period excess earnings method, ii) cost approach (replacement value of the good adjusted for loss due to physical deterioration, functional and economic obsolescence) and iii) market approach through comparable transactions method.

Likewise, in order to determine the fair value of liabilities assumed, the Company’s Management considers the probability of cash outflows that will be required for each contingency, and elaborates the estimates with assistance of legal advisors, based on the information available and taking into account the strategy of litigation and resolution / liquidation.

Management critical judgment is required in selecting the approach to be used and estimating future cash flows. Actual cash flows and values may differ significantly from the expected future cash flows and related values obtained through the mentioned valuation techniques.